Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,741,000.00
Previously Paid Amount	0.00
Total Fee Amount	238.47
Total Offset Amount	0.00
Net Fee	238.47
Narrative - Max Aggregate Offering Price	$ 2,741,000.00
Final Prospectus	true